Risk management (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management
Schedule of internal risk rating levels

Thousand of Reais	2025	2024

By maturity
Less than 1 Year	321,881,721	320,774,167
Between 1 and 5 years	200,999,057	199,768,489
More than 5 years	79,159,211	79,145,188
Loans and advances to customers, gross	602,039,989	599,687,844

By internal classification of risk
Low	411,269,061	443,671,010
Medium-low	135,638,317	105,285,608
Medium	18,147,181	16,421,302
Medium-High	11,600,825	11,575,874
High	25,384,605	22,734,050
Loans and advances to customers, gross	602,039,989	599,687,844

Schedule of expected loan losses

			2025
		Probability of default	Default loss
	Exposure

Commercial and industrial	246,928,346	6%	43%
Real Estate Credit - construction	70,157,866	10%	9%
Individual loans	281,358,798	12%	54%
Leasing	3,594,979	2%	42%

			2024
	Exposure	Probability of default	Default loss
Commercial and industrial	241,177,143	5%	39%
Real Estate Credit - construction	64,820,223	10%	9%
Individual loans	290,347,271	10%	62%
Leasing	3,343,207	2%	42%

Schedule of evolution of the main credit indicators

	2025	2024

Credit risk exposure - customers (Thousand of Reais)	778,881,139	750,357,060
Loans and advances to customers, gross (note 9)	602,039,987	599,687,844
Contingent Liabilities - Guarantees and other sureties (note 43.a)	58,917,343	64,387,753
Private securities	117,923,809	86,281,463
Non-performing loans ratio (%)	8.12%	7.03%
Impairment coverage ratio (%)	83.22%	84.44%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais)	40,694,182	35,668,907
Data prepared based on management criteria and accounting criteria of the controlling unit. (*) RAWO = Recoveries of Assets Written Off at Loss

Schedule of position of accounts subject to interest rate risk

					2025
					In millions of Reais
Position of accounts subject to interest rate risk	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total
Interest-earning assets:
Financial assets measured at fair value in income	-	-	128	812	-	940
Debt instruments	-	-	128	812	-	940
Financial assets measured at fair value in profit or loss	10,493	45,929	22,998	48,620	24,333	152,373
Debt instruments	10,493	14,090	18,943	32,994	21,036	97,556
Equity instruments	-	36	-	80	-	116
Derivatives	-	31,803	4,055	15,546	3,297	54,701

Financial assets not intended for trading Mandatory measured at the fair value of the result	-	-	-	-	173	173
Debt instruments	-	-	-	-	173	173
Financial assets measured at fair value in other comprehensive income	2,299	10,161	15,195	18,318	28,581	74,554
Debt instruments	2,299	10,161	15,195	18,318	28,581	74,554
Financial Assets Measured at Amortized Cost	99,986	104,415	161,223	262,885	90,007	718,516
Loans and Other Amounts with Credit institutions	98,671	291	1,823	1,045	-	101,830
Loans and advances to customers	735	102,261	133,145	205,986	63,196	505,323
Debt Instruments	580	1,863	26,255	55,854	26,811	111,363
Total	112,778	160,505	199,544	330,634	143,094	946,555

Remunerated Liabilities:

Financial Liabilities Measured at Fair Value in income Held for Trading	49,415	28,051	1,414	4,892	878	84,650
Derivatives	35	28,051	1,414	4,892	878	35,270
Short Positions	49,380	-	-	-	-	49,380
Financial liabilities at amortized cost	170,248	129,579	235,321	280,848	30,669	846,665
Deposits from credit institutions	447	39,764	66,223	16,787	178	123,399
Customer deposits	169,801	58,543	112,578	177,206	23	518,151
Bonds and securities	-	31,272	56,520	86,855	2,136	176,783
Debt Instruments Eligible to Capital	-	-	-	-	28,332	28,332
Total	219,663	157,630	236,735	285,740	31,547	931,315

					2024
					In millions of Reais
Position of Accounts Subject to Interest Rate Risk	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total
Interest-earning assets:
Financial assets measured at fair value in income	-	-	121	1,283	-	1,404
Debt instruments	-	-	121	1,283	-	1,404
Financial assets measured at fair value in profit or loss	7,700	6,779	24,793	52,083	32,175	123,530
Debt instruments	7,700	1,123	19,038	35,033	26,977	89,871
Equity instruments	-	17	-	23	-	40
Derivatives	-	5,639	5,755	17,027	5,198	33,619
Financial assets not intended for trading Mandatory measured at the fair value of the result	-	-	-	-	209	209
Debt instruments	-	-	-	-	209	209
Financial assets measured at fair value in other comprehensive income	2,183	5,258	4,977	59,238	31,711	103,367
Debt instruments	2,183	5,258	4,977	59,238	31,711	103,367
Financial Assets Measured at Amortized Cost	113,264	107,139	153,954	234,133	70,674	679,164
Loans and Other Amounts with Credit institutions	110,426	2,020	2,197	3,910	-	118,553
Loans and advances to customers	2,557	98,218	138,836	193,061	61,220	493,892
Debt Instruments	281	6,901	12,921	37,162	9,454	66,719
Total	123,147	119,176	183,845	346,737	134,560	907,465

Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in income Held for Trading	39,403	2,529	1,958	6,497	1,206	51,593
Derivatives	6	2,529	1,958	6,497	1,206	12,196
Short Positions	39,397	-	-	-	-	39,397
Financial liabilities at amortized cost	174,985	116,741	249,441	242,650	32,136	815,953
Deposits from credit institutions	508	32,060	68,882	21,268	326	123,044
Customer deposits	174,477	59,547	124,584	160,324	33	518,965
Bonds and securities	-	25,134	55,975	61,058	8,435	150,602
Debt Instruments Eligible to Capital	-	-	-	-	23,342	23,342
Total	214,388	119,270	251,399	249,147	33,342	867,546

Schedule of position of accounts subject to currency risk

Currency Risk
			2025
			In millions of Reais
Asset:	Dollar	Euro	Others	Total
Cash/Applications/Debt Instruments	175,247	7,950	2,686	185,883
Loans and advances to customers	3,866	5,610	1,485	10,961
Derivatives	349,167	15,713	8,834	373,714
Others	51,530	-	-	51,530
Total	579,810	29,273	13,005	622,088

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	181,855	8,881	3,711	194,447
Derivatives	256,286	20,376	7,250	283,912
Others	145,446	496	1,897	147,839
Total	583,587	29,753	12,858	626,198

			2024
			In millions of Reais

Asset:	Dollar	Euro	Others	Total
Cash/Applications/Debt Instruments	207,780	10,523	3,447	221,750
Loans and advances to customers	5,629	1	565	6,195
Derivatives	421,574	19,908	14,310	455,792
Others	33,181	-	-	33,181
Total	668,164	30,432	18,322	716,918

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	172,082	8,333	2,778	183,193
Derivatives	384,550	25,804	12,402	422,756
Others	116,669	501	2,778	119,948
Total	673,301	34,638	17,958	725,897

Schedule of funding from customers

					In millions of Reais
Customers Funding	2025			2024
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	29,994	29,994	100%	40,398	40,398	100%
Savings accounts	52,989	52,989	100%	57,369	57,369	100%
Time deposits	118,994	414,479	29%	103,569	403,686	26%
Interbank deposit	1,207	6,022	20%	1,058	5,850	18%
Funds from acceptances and issuance of securities	11,414	177,693	6%	11,237	151,686	7%
Borrowings and Onlendings	13,175	109,594	12%	9,959	105,768	9%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	28,305	-	-	23,125	-
Total	227,773	819,076	28%	223,590	787,882	28%

Schedule of assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows

					2025
					In millions of Reais
Future Cash Flows Except for Derivatives	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total
Interest-earning assets:
Financial assets measured at fair value in income	-	-	128	812	-	939
Debt instruments	-	-	128	812	-	939
Financial assets measured at fair value in profit or loss	14,994	51,830	31,075	62,476	32,914	193,289
Debt instruments	14,994	19,991	27,020	46,850	29,617	138,473
Equity Instruments	-	36	-	80	-	115
Derivatives	-	31,803	4,055	15,546	3,297	54,701
Financial assets measured at fair value in other comprehensive income	3,199	14,388	20,046	25,527	40,841	104,002
Debt instruments	3,199	14,388	20,046	25,527	40,841	104,002
Equity Instruments	-	-	-	-	-	-
Financial assets measured at amortized cost	100,040	133,537	218,381	265,159	120,112	837,230
Loans and Other Amounts with Credit Institutions	98,671	270	1,745	1,051	-	101,737

Loans and advances to customers	1,366	125,775	192,447	227,364	86,822	633,775
Debt instruments	3	7,492	24,189	36,744	33,290	101,718
Total	118,233	199,755	269,630	353,974	193,867	1,135,460

Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	49,415	28,051	1,414	4,892	878	84,650
Derivatives	35	28,051	1,414	4,892	878	35,270
Short positions	49,380	-	-	-	-	49,380
Financial liabilities at amortized cost	218,140	134,803	263,065	373,958	106,193	1,096,159
Deposits from credit institutions	448	39,510	68,808	18,894	1,087	128,747
Customer deposits	217,108	74,854	143,942	226,577	30	662,511
Bonds and securities	584	20,439	50,315	128,487	76,744	276,569
Debt Instruments Eligible to Capital	-	-	-	-	28,332	28,332
Total	267,555	162,854	264,479	378,850	107,071	1,180,809

					2024
					In millions of Reais
Non-Discounted Future Flows Except Derivatives	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total
Interest-earning assets:
Financial assets measured at fair value in income	-	-	121	1,283	-	1,404
Debt instruments	-	-	121	1,283	-	1,404
Financial assets measured at fair value in profit or loss	10,844	7,206	32,461	66,004	42,695	159,210
Debt instruments	10,844	1,550	26,706	48,954	37,497	125,551
Equity Instruments	-	17	-	23	-	40
Derivatives	-	5,639	5,755	17,027	5,198	33,619
Financial assets measured at fair value in other comprehensive income	2,931	7,339	6,576	81,687	44,655	143,188
Debt instruments	2,931	7,339	6,576	81,687	44,655	143,188
Equity Instruments	-	-	-	-	-	-
Financial assets measured at amortized cost	114,080	163,232	211,015	223,938	106,752	819,017
Loans and Other Amounts with Credit Institutions	110,426	2,535	2,863	3,187	-	119,011
Loans and advances to customers	3,373	150,960	181,405	198,944	88,425	623,107
Debt instruments	281	9,737	26,747	21,807	18,327	76,899
Total	127,855	177,777	250,173	372,912	194,102	1,122,819

Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	39,403	2,529	1,958	6,497	1,206	51,593
Derivatives	6	2,529	1,958	6,497	1,206	12,196
Short positions	39,397	-	-	-	-	39,397
Financial liabilities at amortized cost	222,840	130,959	282,616	325,846	80,804	1,043,065
Deposits from credit institutions	505	32,408	74,803	22,099	1,237	131,052
Customer deposits	222,279	75,866	158,729	204,254	42	66,117
Bonds and securities	56	22,685	49,084	99,493	56,183	227,501
Debt Instruments Eligible to Capital	-	-	-	-	23,342	23,342
Total	262,243	133,488	284,574	332,343	82,010	1,094,658

Schedule of quantitative risk analysis

Million of Reais	2025	2024	2023

Sensibilities
Net Interest Margin	369	798	754
Fair value of Equity	1,664	2,643	1,924
Value at Risk - Balance
VaR	469	731	415

Schedule of trading portfolio

Thousand of Reais		2025
Trading Book
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(2,631)	(75,831)	(151,662)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(97)	(1,193)	(2,386)
Inflation	Exposures subject to change in coupon rates of price indexes	(312)	(2,459)	(4,917)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(7,475)	(67,976)	(135,952)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(844)	(6,166)	(12,331)
Foreign currency	Exposures subject to foreign exchange	(6,399)	(159,984)	(319,968)
Eurobond/Treasury/Global	Exposures subject to Interest Rate Variation on Papers Traded on the International Market	(6,634)	(59,608)	(119,215)
Shares and Indexes	Exposures subject to change in shares price	(907)	(22,679)	(45,357)
Commodities	Exposures subject to change in commodities' prices	(16)	(405)	(809)
Total (1)		(25,315)	(396,301)	(792,597)
(1)	Net amounts after tax effects

Schedule of portfolio banking

Thousand of Reais		2025
Banking Book
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(28,437)	(1,169,821)	(2,443,556)
TR and Long-Term Interest Rate (TJLP)	Exposures subject to TR and TJLP Coupon Variation	(33,000)	(1,263,118)	(2,370,683)
Inflation	Exposures subject to change in coupon rates of price indexes	(44,311)	(761,382)	(1,401,492)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(4,045)	(124,407)	(229,753)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(2,663)	(26,376)	(52,505)
International Market Interest Rate	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market	(632)	(323,146)	(732,533)
Foreign currency	Exposures subject to foreign exchange	(1,205)	(30,114)	(60,228)
Total (1)		(114,293)	(3,698,364)	(7,290,750)
(1)	Net amounts after tax effects.

Schedule of economic capital model

% Capital	2025	2024
Risk Type
Credit	49%	48%
Market	2%	2%
ALM	3%	5%
Business	9%	8%
Operational	5%	7%
Fixed Assets	1%	1%
Intangible Assets	1%	2%
Pension Funds	1%	1%
Deferred Tax Assets	29%	26%
TOTAL	100%	100%

However, as a commercial bank, Credit is Banco Santander's main source of risk and the evolution of its portfolio is one of the main factors for its fluctuation.

RoRAC

Banco Santander Brasil has been using RORAC, with the following objectives:

- Analyze and establish a minimum price for operations (admissions) and customers (monitoring).

- Estimate the capital consumption for each client, economic group, portfolio, or business segment to optimize the allocation of economic capital, thereby maximizing the Bank's efficiency.

- Measure and track the performance of the business.

- To assess the operations of global clients, the calculation of economic capital incorporates specific variables employed in determining expected and unexpected losses. These variables include:

- Counterparty rating.

- Maturity.

- Guarantees.

- Nature of financing.

Economic value added is determined by the cost of capital. To generate value for shareholders, the minimum return from operations must exceed Banco Santander's cost of capital.